Related Parties - Schedule of Investment Management Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts receivable, net	$ 23,755	$ 32,743	$ 27,103
Related Party | GROZ | Management fees receivable
Related Party Transaction [Line Items]
Accounts receivable, net	48	73	145
Related Party | GDEV I | Management fees receivable
Related Party Transaction [Line Items]
Accounts receivable, net		0	(4)
Related Party | GDEV II | Management fees receivable
Related Party Transaction [Line Items]
Accounts receivable, net		0	0
Related Party | GREC II | Management fees receivable
Related Party Transaction [Line Items]
Accounts receivable, net	943	5,885	1,484
Related Party | GREC II | Performance participation fee
Related Party Transaction [Line Items]
Accounts receivable, net		0	853
Related Party | GREC II | Administrative fee receivable
Related Party Transaction [Line Items]
Accounts receivable, net	1,166	3,901	5,320
Related Party | GREC II | Administrative fee, revenue
Related Party Transaction [Line Items]
Accounts receivable, net	900	1,800	3,100
Related Party | GREC II | Capitalized labor costs
Related Party Transaction [Line Items]
Accounts receivable, net	$ 300	$ 2,100	$ 2,200